EQUITY - Schedule Of Non-Controlling Interests (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Equity	$ 116,846	$ 97,150
Non-controlling interests
Disclosure of classes of share capital [line items]
Equity	81,833	67,335
Non-controlling interests | Common shares
Disclosure of classes of share capital [line items]
Equity	76,557	62,109
Non-controlling interests | Preferred shares
Disclosure of classes of share capital [line items]
Equity	$ 5,276	$ 5,226